Financial risk management and financial instruments, Exposure Report Analysis (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Sensitivity Analysis [Abstract]
Total gross debt		$ 4,640.3	$ 4,670.7
Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		4,733.2	$ 4,775.0	$ 4,996.9
Euro [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		1,228.7
US Dollar [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		3,504.5
Currency Risk [Member]
Sensitivity Analysis [Abstract]
Currency exposures		10.0
Currency Risk [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	(1,280.1)
Currency Risk [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	(42.4)
Currency Risk [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	(29.2)
Currency Risk [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	(25.6)
Currency Risk [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	(15.7)
Currency Risk [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	55.1
Currency Risk [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	23.5
Currency Risk [Member] | Swiss Franc (CHF) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	18.9
Currency Risk [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	17.1
Currency Risk [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	15.9
Currency Risk [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	14.6
Currency Risk [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	13.7
Currency Risk [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	10.3
+-5% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	64.0
+-5% [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.1
+-5% [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.4
+-5% [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.3
+-5% [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.8
+-5% [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.8
+-5% [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.2
+-5% [Member] | Swiss Franc (CHF) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.9
+-5% [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.9
+-5% [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.8
+-5% [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.7
+-5% [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.7
+-5% [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	0.5
+-10% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	128.0
+-10% [Member] | Indian Rupee (INR) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	4.2
+-10% [Member] | Israeli Shekel (ILS) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.9
+-10% [Member] | Chinese Yuan (CNY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.6
+-10% [Member] | Australian Dollar (AUD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.6
+-10% [Member] | Japanese Yen (JPY) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	5.5
+-10% [Member] | Swedish Krona (SEK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	2.4
+-10% [Member] | Swiss Franc (CHF) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.9
+-10% [Member] | Danish Krone (DKK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.7
+-10% [Member] | Canadian Dollar (CAD) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.6
+-10% [Member] | Mexican Peso (MXN) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.5
+-10% [Member] | United Arab Emirates Dirham (AED) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.4
+-10% [Member] | Czech Koruna (CZK) [Member]
Sensitivity Analysis [Abstract]
Currency exposures	[1]	1.0
+1% Interest [Member] | LIBOR, EURIBOS [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		47.3
+1% Interest [Member] | LIBOR, EURIBOS [Member] | Euro [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		12.3
+1% Interest [Member] | LIBOR, EURIBOS [Member] | US Dollar [Member] | Bank Loan Secured [Member]
Sensitivity Analysis [Abstract]
Total gross debt		$ 35.0

[1]	Presenting aggregate foreign exchange exposures in excess of $10 million equivalent.